Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 61,571	$ 46,729	$ 27,579
Inventory	1,445	7,256	0
Deposits and prepaid expenses	5,445	3,120	6,260
Note receivable- related party	68,461	0	65,416
Total current assets	428,168	57,105	99,255
Property and equipment, net of accumulated depreciation	181,353	351,393	55,065
Intangible assets, net of accumulated amortization	181,353	196,951	0
Goodwill	850,236	172,254	193,045
Total Assets		777,703	347,365
Current liabilities
Accounts payable & accrued liabilities	162,309	131,700	109,627
Deferred revenue	40,588	13,992	0
Note payable- current maturity	122,800	34,162	14,000
Payable due for business acquisitions	14,000	15,000	0
Note payable- in default	0	0	15,000
Convertible notes payable, net of debt discount	726,953	598,150	0
Derivative liabilities	599,454	58,790	0
Due to shareholder	241	711	0
Total current liabilities	1,666,345	852,505	138,627
Note payable- long-term	115,327	136,565	60,000
Total Liabilities	1,781,672	989,070	198,627
Commitments and contingencies (Note 5)
Stockholders' Equity
Preferred stock	20	20	20
Common stock	6,590	5,394	3,776
Additional paid in capital	4,643,791	3,600,197	2,624,573
Accumulated deficit	(5,581,837)	(3,816,978)	(2,479,631)
Total Stockholders' Equity	(931,436)	(211,367)	148,738
Total Liabilities and Stockholders' Equity	$ 850,236	$ 777,703	$ 347,365